Schedule of Goodwill (Detail) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
		Dec. 03, 2014	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Goodwill [Line Items]
Balance, beginning of year			$ 482,905	$ 482,905		$ 484,401
Increase in goodwill due to acquisition	[1]		4,929	0
Reduction in goodwill due to sale of minority interest		$ (1,496)		0	[2]	(1,496)	[2]
Balance, end of year			$ 487,834	$ 482,905		$ 482,905

[1]	The intangible asset balance relates to the acquisition of a Field Marketing Office (FMO). See note 11 for further details regarding the acquisition.
[2]	See further discussion regarding the sale of the minority interest in Footnote 17.